Financial instruments - Disclosure of financial instruments by category, liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Borrowings	€ 176,847	€ 98,806
Trade payables and accruals	44,303	41,491
Tax and employee-related liabilities	10,815	10,778
Lease liabilities	31,969	53,574	€ 56,822
Refund liabilities	39,941	143,085	€ 254,582
Other liabilities	34	32
TOTAL LIABILITIES	€ 303,908	€ 347,767